ACQUISITIONS (Tables)	12 Months Ended
Jun. 30, 2020
ACQUISITIONS
Schedule of fair value of consideration to contingent payment

Cash paid at Closing	$11,000,000
Fair value of common stock issued at Closing	12,500,000
Estimated value of earn out payments	3,377,000
Estimated value of earn-out consideration	4,194,000
Total purchase price	$31,071,000

Summary of allocation of purchase price

Current assets		$5,800,000
Furniture and equipment		362,000
Director loan		835,000
Intangible assets:
Customer relationships	7,100,000
Non-compete agreements	2,200,000
Workforce acquired	1,900,000	11,200,000
Goodwill		19,531,000

Current liabilities		(6,557,000)
Foreign currency translation adjustment		(100,000)
Consideration		$31,071,000

Schedule of intangible assets
Intangible Asset	Life in Years
Customer relationships	3
Non-compete agreements	5
Workforce acquired	3